Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 5,608	$ 10,949
Accounts receivable - less allowances of $4,803 at December 31, 2019 and $1,865 at December 31, 2018	23,216	16,781
Inventories - net	24,574	19,055
Prepaid and other current assets	4,034	5,221
Current assets of discontinued operations	138,382	123,107
Total current assets	195,814	175,113
Non-current inventories - net	6,637	0
Property, plant and equipment - net	789	11,421
Deferred tax assets - net	0	13,771
Goodwill	0	4,414
Other intangible assets - net	0	13,504
Other assets - net	5,418	3,374
Non-current assets of discontinued operations	135,851	138,588
Total assets	344,509	360,185
Current Liabilities:
Accounts payable	10,236	7,555
Accrued expenses	15,099	13,029
Accrued income taxes	424	0
Current liabilities of discontinued operations	214,629	36,408
Total current liabilities	240,388	56,992
Deferred tax liability
Acquisition contingencies	1,130	4,986
Other long-term liabilities	1,732	439
Noncurrent liabilities of discontinued operations	285	50,011
Total liabilities	243,535	112,428
Commitments and contingencies (Note 26)
Preferred stock Series A, $.001 par value: 5,000,000 shares authorized; 50,000 shares issued and outstanding	66,410	66,226
Stockholders' equity:
Common stock, $.001 par value: 150,000,000 shares authorized; 75,213,515 and 63,469,185 shares issued and outstanding, respectively	75	64
Additional paid-in capital	498,438	433,143
Accumulated other comprehensive loss	(7,629)	(7,270)
Accumulated deficit	(451,179)	(239,537)
Less treasury stock, 1,285,224 and 1,221,180 shares, respectively, at cost	(5,141)	(4,869)
Total stockholders' equity	34,564	181,531
Total liabilities and stockholders' equity	$ 344,509	$ 360,185